Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,395,800	¥ 1,551,000	¥ 1,663,400
Provision for credit losses	(253,688)	(231,862)	(86,998)
Trading account profits (losses)-net	(639,184)	276,654	1,148,661
Foreign exchange gains (losses)-net	(134,885)	192,086	(113,073)
Equity in earnings of equity method investees-net	197,821	176,857	172,946
Impairment of goodwill	(6,638)	(333,719)	(3,432)
Impairment of intangible assets	(5,803)	(117,726)	(677)
Provision for off-balance sheet credit instruments	(106,556)	185	(876)
Income before income tax expense	272,543	1,162,670	2,262,656
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,396,000	1,551,000	1,663,000
Provision for credit losses	(254,000)	(232,000)	(87,000)
Trading account profits (losses)-net	(880,000)	(6,000)	636,000
Equity investment securities gains-net	181,000	105,000	90,000
Debt investment securities gains (losses)-net	48,000	(19,000)	(45,000)
Foreign exchange gains (losses)-net	(110,000)	129,000	(117,000)
Equity in earnings of equity method investees-net	198,000	177,000	173,000
Impairment of goodwill	(7,000)	(334,000)	(3,000)
Impairment of intangible assets	(6,000)	(118,000)	(1,000)
Provision for off-balance sheet credit instruments	(107,000)		(1,000)
Other-net	(186,000)	(90,000)	(45,000)
Income before income tax expense	¥ 273,000	¥ 1,163,000	¥ 2,263,000